united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2; Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 9/30/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Power Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016
Shares		Value
	MUTUAL FUNDS - 29.0%
	DEBT FUNDS - 29.0%
1,579,315	BlackRock Funds II - Floating Rate Income Portfolio - Institutional Class	$ 16,030,052
3,990,196	BlackRock High Yield Portfolio - Institutional Class	30,365,392
415,884	MainStay High Yield Corporate Bond Fund - Institutional Class	2,395,494
632,929	Metropolitan West High Yield Bond Fund - Institutional Class	5,968,519
727,850	RidgeWorth Seix High Yield Fund - Institutional Class	6,048,436
	TOTAL MUTUAL FUNDS (Cost - $58,710,014)	60,807,893

	EXCHANGE TRADED FUNDS - 9.3%
	DEBT FUNDS - 9.3%
778,830	ProShares Short High Yield Bond ETF * (Cost - $19,826,717)	19,478,538

	SHORT-TERM INVESTMENTS - 61.6%
	MONEY MARKET FUNDS - 61.6%
32,386,736	Dreyfus Treasury Prime Cash Management - Institutional Class, 0.18% **	32,386,736
32,387,419	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I, 0.35% **	32,387,419
32,234,586	Goldman Sachs Financial Square Funds - Government Fund - FST Shares, 0.17% **	32,234,586
32,386,284	STIT-Government & Agency Portfolio - Private Investment, 0.13% **	32,386,284
	TOTAL SHORT-TERM INVESTMENTS (Cost - $129,395,025)	129,395,025

	TOTAL INVESTMENTS - 99.9% (Cost - $207,931,756) (a)	$ 209,681,456
	OTHER ASSETS LESS LIABILITIES - 0.1%	239,804
	NET ASSETS - 100.0%	$ 209,921,260

*	Non-income producing security
**	Money market fund; interest rate reflects effective yield on September 30, 2016.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $207,934,748
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 2,097,878
	Unrealized depreciation	(351,170)
	Net unrealized appreciation	$ 1,746,708

Power Dividend Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016
Shares		Value
	COMMON STOCK - 99.0%
	AGRICULTURE - 3.7%
158,698	Altria Group, Inc.	$ 10,034,475
103,891	Philip Morris International, Inc.	10,100,283
		20,134,758
	AUTO MANUFACTURERS - 1.8%
805,176	Ford Motor Co.	9,718,474

	BEVERAGES - 1.8%
229,069	Coca-Cola Co.	9,694,200

	CHEMICALS - 5.6%
197,326	Dow Chemical Co.	10,227,407
131,144	LyondellBasell Industries	10,578,075
391,424	Mosaic Co.	9,574,231
		30,379,713
	COMPUTERS - 7.4%
767,314	HP, Inc.	11,916,386
69,298	International Business Machines Corp.	11,007,987
444,353	Seagate Technology PLC	17,129,808
		40,054,181
	COSMETICS/PERSONAL CARE - 2.1%
126,039	Procter & Gamble Co.	11,312,000

	DIVERSIFIED FINANCIAL SERVICES - 4.4%
377,059	Invesco Ltd.	11,790,635
828,186	Navient Corp.	11,983,851
		23,774,486
	ELECTRIC - 7.2%
128,896	Duke Energy Corp.	10,316,836
132,999	Entergy Corp.	10,205,013
712,421	NRG Energy, Inc.	7,986,239
204,106	Southern Co.	10,470,638
		38,978,726
	ELECTRICAL COMPONENT & EQUIPMENT - 2.0%
200,754	Emerson Electric Co.	10,943,101

	ELECTRONICS - 2.2%
247,817	Garmin Ltd.	11,922,476

	FOREST PRODUCTS & PAPER - 2.1%
236,926	International Paper Co.	11,367,709

	GAS - 1.9%
452,455	CenterPoint Energy, Inc.	10,510,530

	HEALTHCARE PRODUCTS - 2.1%
235,780	Baxter International, Inc.	11,223,128

	INSURANCE - 4.1%
149,792	Cincinnati Financial Corp.	11,297,313
245,811	MetLife, Inc.	10,921,383
		22,218,696
	IRON/STEEL - 1.9%
207,662	Nucor Corp.	10,268,886

	LODGING - 1.9%
105,119	Wynn Resorts Ltd.	10,240,693

	MACHINERY - CONSTRUCTION & MINING - 2.1%
138,591	Caterpillar, Inc.	12,302,723

	MACHINERY - DIVERSIFIED - 2.1%
90,691	Cummins, Inc.	11,622,052

	MISCELLANEOUS MANUFACTURING - 2.1%
172,054	Eaton Corp. PLC	11,305,668
Power Dividend Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016
Shares		Value
	COMMON STOCK - 99.0% (Continued)
	OFFICE/BUSINESS EQUIPMENT - 1.9%
569,768	Pitney Bowes, Inc.	$ 10,346,987

	OIL & GAS - 1.9%
237,499	ConocoPhilips	10,324,082

	SAVINGS & LOANS - 2.0%
304,102	National Oilwell Varco, Inc.	11,172,707

	PHARMACEUTICALS - 7.9%
171,463	AbbVie, Inc.	10,814,171
89,388	Johnson & Johnson	10,559,404
183,988	Merck & Co., Inc.	11,482,691
296,910	Pfizer, Inc.	10,056,342
		42,912,608
	PIPELINES - 7.3%
602,025	Kinder Morgan, Inc.	13,924,838
235,736	ONEOK, Inc.	12,114,473
315,042	Spectra Energy Corp.	13,468,046
		39,507,357
	RETAIL - 3.8%
279,313	Coach, Inc.	10,211,683
146,599	Wal-Mart Stores, Inc.	10,572,720
		20,784,403
	SAVINGS & LOANS - 2.0%
674,780	People's United Financial, Inc.	10,675,020

	SEMICONDUCTORS - 2.4%
192,591	Qualcomm, Inc.	13,192,484

	SOFTWARE - 2.0%
321,438	CA, Inc.	10,633,169

	TELECOMMUNICATIONS - 7.4%
259,988	AT&T, Inc.	10,558,113
391,534	CenturyLink, Inc.	10,739,778
2,119,028	Frontier Communications Corp.	8,815,156
199,386	Verizon Communications, Inc.	10,364,084
		40,477,131
	TOYS/GAMES/HOBBIES - 1.9%
339,329	Mattel, Inc.	10,274,882

	TOTAL COMMON STOCK (Cost - $495,706,341)	538,273,030

	SHORT-TERM INVESTMENTS - 1.3%
	MONEY MARKET FUNDS - 1.3%
4,382	Dreyfus Treasury Prime Cash Management - Institutional Class, 0.18% **	4,382
6,036	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I, 0.35% **	6,036
7,236,398	Goldman Sachs Financial Square Funds - Government Fund - FST Shares, 0.17% **	7,236,398
4,803	STIT-Government & Agency Portfolio - Private Investment, 0.13% **	4,803
	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,251,619)	7,251,619

	TOTAL INVESTMENTS - 100.3% (Cost - $502,957,960) (a)	$ 545,524,649
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3) %	(1,801,594)
	NET ASSETS - 100.0%	$ 543,723,055

	PLC - Public Limited Company
*	Money market fund; interest rate reflects effective yield on September 30, 2016.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $503,340,605
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 53,295,589
	Unrealized depreciation	(11,111,545)
	Net unrealized appreciation	$ 42,184,044

Power Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Power Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2016 in valuing the fund's investments carried at fair value:

Power Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 60,807,893	$ -	$ -	$ 60,807,893
Exchange Traded Funds	19,478,538	-	-	19,478,538
Money Market Funds	129,395,025	-	-	129,395,025
Total	$ 209,681,456	$ -	$ -	$ 209,681,456
Power Dividend Index Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 538,273,030	$ -	$ -	$ 538,273,030
Money Market Fund	7,251,619	-	-	7,251,619
Total	$ 545,524,649	$ -	$ -	$ 545,524,649
The Fund did not hold any Level 2 or Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period. It Is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 11/28/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 11/28/2016

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 11/28/2016